Northern Lights Fund Trust

Granite Harbor Alternative Fund

Granite Harbor Tactical Fund

Incorporated herein by reference is the definitive version of the supplement for Granite Harbor Alternative Fund and Granite Harbor Tactical Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on November 7, 2013 (SEC Accession No. 0000910472-13-004613).